Fair value of financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair value of financial instruments
Schedule of estimated carrying values and fair values of financial instruments

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$60,651	$60,651	$45,497	$45,497
Restricted cash	21,412	21,412	15,744	15,744
Derivative assets current	10,411	10,411	8,865	8,865
Derivative assets non-current	22,003	22,003	17,884	17,884
Derivative liabilities current	20,592	20,592	10,009	10,009
Derivative liabilities non-current	33,170	33,170	21,543	21,543
Revolving credit facility and long-term debt, including current portion	1,483,858	1,462,474	265,886	281,491
Convertible debentures	189,563	207,888	220,616	242,316

Schedule of recurring measurements of fair value hierarchy of financial assets and liabilities

	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$106,609	$—	$—	$106,609
Restricted cash	27,761	—	—	27,761
Derivative instruments asset	—	27,199	—	27,199

Total	$134,370	$27,199	$—	$161,569

Liabilities:
Derivative instruments liability	$—	$159,903	$—	$159,903

Total	$—	$159,903	$—	$159,903

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$45,497	$—	$—	$45,497
Restricted cash	15,744	—	—	15,744
Derivative instruments asset	—	26,749	—	26,749

Total	$61,241	$26,749	$—	$87,990

Liabilities:
Derivative instruments liability	$—	$31,552	$—	$31,552

Total	$—	$31,552	$—	$31,552